Business Combinations - 2016 Rand-Whitney Newtown Plant (Details) - Rand-Whitney Container LLC $ in Millions		3 Months Ended	12 Months Ended
	May 31, 2016 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 CAD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CAD ($)
Disclosure of detailed information about business combination
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 1,000,000
Fair values of identifiable assets acquired and liabilities assumed:
Property, plant and equipment	10,000,000
Intangible assets with finite useful life (client list)	1,000,000
Goodwill	7,000,000
Total assets	18,000,000
Cash paid	15,000,000			$ 12	$ 15,000,000
Other tangible or intangible assets transferred	3,000,000				3,000,000
Total consideration transferred	18,000,000				$ 18,000,000
Revenue of acquiree since acquisition date		$ 35,000,000
Profit (loss) of acquiree since acquisition date		$ 0
Goodwill expected to be deductible for tax purposes	$ 7,000,000
Revenue of acquiree as if combination occurred at beginning of period			$ 60,000,000